SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Naturalshrimp Incorporated [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Warrant liability, beginning			$ 3,923,000			$ 90,000
Additions to warrant liability					5,910,000
Reclass to equity upon cancellation or exercise						(90,000)
Change in fair value	$ (1,155,000)	$ 137,000	(3,031,000)	$ 137,000	(1,987,000)
Warrant liability, beginning	$ 892,000		$ 892,000		$ 3,923,000